Prepaid expenses and accrued income (Tables)	12 Months Ended
Dec. 31, 2018
Prepaid expenses and accrued income
Schedule of prepaid expenses and accrued income

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Prepaid expenses
Rental costs	211	208	291
Frequency usage	160	129	181
Interest expenses	90	—	—
Other prepaid expenses	213	163	273
Total prepaid expenses	674	500	745

Accrued income
Customers	681	457	697
Other telecom operators	497	548	518
Other accrued income	51	56	64
Total accrued income	1,229	1,061	1,279
Total prepaid expenses and accrued income	1,903	1,561	2,024